COMMITMENT AND CONTINGENCIES - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft	May 05, 2023 USD ($) aircraft	Oct. 05, 2022 USD ($) aircraft
Long-Term Purchase Commitment [Line Items]
Total deposits, non-current	$ 15,691	$ 12,123
Operating lease expense	469	168
Variable lease cost	12,900	8,200
Sales-leaseback transactions, value	15,700	42,000
Gain on sales-leaseback transactions	3,400	7,900
Aircraft
Long-Term Purchase Commitment [Line Items]
Short-term lease cost	617	597
Airport Facilities
Long-Term Purchase Commitment [Line Items]
Short-term lease cost	71	52
Line of Credit | SAC Leasing G280 LLC Credit Facility
Long-Term Purchase Commitment [Line Items]
Line of credit facility, maximum borrowing capacity				$ 40,500
Line of credit facility, remaining borrowing capacity	$ 12,000
HondaJet HA-420
Long-Term Purchase Commitment [Line Items]
Purchase obligation, number of aircrafts | aircraft			23
Purchase obligation			$ 161,100
Required deposits per aircraft			$ 150
Number of assets disposed of | aircraft	1
Number of assets received | aircraft	3
Number of assets to be delivered | aircraft	22
Total deposits, non-current	$ 1,300
Required funding in the next twelve months	1,500
Deposits assets	$ 1,300	$ 800
Gulfstream G-280
Long-Term Purchase Commitment [Line Items]
Purchase obligation, number of aircrafts | aircraft	4	4		4
Purchase obligation	$ 40,000	$ 79,000
Required funding in the next twelve months	24,500
Deposits assets	39,000	12,000
Liquidated damages per aircraft		3,000
Prepayments made in the period	27,000	12,000
Prepayments funded through the SAC Leasing G280 credit facility	24,000	4,500
Purchase obligation prepayments paid by the Company	$ 3,000	$ 7,500
Minimum | Airport Facilities
Long-Term Purchase Commitment [Line Items]
Operating lease, remaining contractual term	1 year
Maximum | Airport Facilities
Long-Term Purchase Commitment [Line Items]
Operating lease, remaining contractual term	11 months
Aircraft Leases, Fixed
Long-Term Purchase Commitment [Line Items]
Operating lease, term		5 years
Operating lease discount rate		12.00%
Operating lease, remaining contractual term	3 years 3 months 29 days	4 years 3 months 29 days
Aircraft Leases, Variable | Minimum
Long-Term Purchase Commitment [Line Items]
Operating lease, remaining contractual term	1 year
Operating lease, renewal term	3 months
Aircraft Leases, Variable | Maximum
Long-Term Purchase Commitment [Line Items]
Operating lease, remaining contractual term	5 years
Operating lease, renewal term	12 months